United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
February 29, 2016 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—43.1%
		AUSTRALIAN DOLLAR—0.9%
		Sovereign—0.9%
120,000		Australia, Government of, 5.75%, 7/15/2022	$$104,145
		BRITISH POUND—7.3%
		Sovereign—7.3%
100,000		United Kingdom, Government of, 2.75%, 9/7/2024	156,186
369,500		United Kingdom, Government of, 4.75%, 3/7/2020	600,945
60,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	110,577
		TOTAL	867,708
		CANADIAN DOLLAR—0.9%
		Sovereign—0.9%
145,000		Canada, Government of, 1.50%, 6/1/2023	111,135
		DANISH KRONE—0.4%
		Sovereign—0.4%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	44,679
		EURO—20.7%
		Sovereign—20.7%
40,000		Belgium, Government of, 2.25%, 6/22/2023	50,507
245,000		France, Government of, 0.50%, 5/25/2025	269,355
150,000		France, Government of, 3.75%, 4/25/2021	196,581
300,000		Germany, Government of, Bonds, 1.75%, 2/15/2024	376,221
130,000		Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	154,515
200,000		Italy, Government of, 2.50%, 5/1/2019	234,013
34,000		Italy, Government of, 3.75%, 5/1/2021	43,086
283,000		Italy, Government of, 4.50%, 5/1/2023	383,246
240,000		Spain, Government of, Sr. Unsecd. Note, 1.40%, 1/31/2020	271,291
255,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	307,185
50,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	53,871
97,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	120,959
		TOTAL	2,460,830
		JAPANESE YEN—12.6%
		Sovereign—12.6%
30,400,000		Japan, Government of, 1.30%, 3/20/2021	290,468
32,000,000		Japan, Government of, 2.20%, 3/20/2026	348,093
36,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	393,084
42,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	471,809
		TOTAL	1,503,454
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
290,000		Sweden, Government of, 1.00%, 11/12/2026	34,733
		TOTAL BONDS (IDENTIFIED COST $5,121,852)	5,126,684
		PURCHASED PUT OPTION—0.0%
178,482		Goldman Sachs EUR Put/NOK Call, Strike Price $9.35, Expiration Date 5/5/2016 (IDENTIFIED COST $2,117)	2,187

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—54.6%
190,406	[3]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $6,844,720)	$6,492,296
		TOTAL INVESTMENTS—97.7% (IDENTIFIED COST $11,968,689)[4]	$11,621,167
		OTHER ASSETS AND LIABILITIES - NET—2.3%[5]	268,639
		TOTAL NET ASSETS—100%	$11,889,806
The average market value of purchased options held by the Fund throughout the period was $1,697. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/6/2016	Barclays	350,000 EUR	$387,517	$(6,320)
4/6/2016	Barclays	93,913 EUR	$103,980	$(1,696)
4/6/2016	Barclays	260,000 GBP	524,742 SGD	$(10,976)
4/6/2016	BNP Paribas	$345,000	40,485,750 JPY	$(14,527)
4/6/2016	Citibank	160,000 GBP	323,336 CAD	$(16,255)
4/6/2016	JPMorgan	840,000 AUD	$587,431	$11,045
4/6/2016	JPMorgan	400,000 EUR	$447,383	$(11,729)
4/6/2016	JPMorgan	114,130 EUR	$124,695	$(392)
4/6/2016	JPMorgan	72,500 EUR	$81,088	$(2,126)
4/6/2016	JPMorgan	160,400 GBP	324,003 CAD	$(16,191)
4/6/2016	JPMorgan	160,000 GBP	321,871 CAD	$(15,172)
4/6/2016	JPMorgan	794,511 NZD	$518,422	$3,878
4/6/2016	JPMorgan	185,489 NZD	$119,095	$2,842
4/6/2016	JPMorgan	325,000 SGD	26,167,927 JPY	$(1,418)
4/6/2016	JPMorgan	$730,000	87,802,261 JPY	$(49,714)
4/6/2016	JPMorgan	$350,000	6,365,378 MXN	$56
4/6/2016	JPMorgan	$265,000	30,702,311 JPY	$(7,647)
4/6/2016	JPMorgan	$195,000	273,899 CAD	$(7,444)
4/6/2016	JPMorgan	$120,000	169,639 CAD	$(5,383)
4/6/2016	Morgan Stanley	400,000 AUD	393,028 CAD	$(5,505)
4/6/2016	Morgan Stanley	350,000 NZD	2,020,753 NOK	$(2,060)
5/23/2016	BNP Paribas	$460,000	53,677,400 JPY	$(17,299)
5/23/2016	JPMorgan	330,000 AUD	$232,495	$2,138
5/23/2016	JPMorgan	125,517 EUR	98,125 GBP	$295
5/23/2016	JPMorgan	95,000 GBP	$131,977	$291
5/23/2016	JPMorgan	1,200,000 JPY	$10,241	$430
5/23/2016	JPMorgan	$350,000	41,390,737 JPY	$(18,046)
5/23/2016	JPMorgan	$160,000	18,921,480 JPY	$(8,250)
5/23/2016	JPMorgan	$50,000	5,856,357 JPY	$(2,075)
5/23/2016	Morgan Stanley	$530,000	59,827,460 JPY	$(1,985)
Contracts Sold:
4/6/2016	Bank of America	400,000 EUR	$441,488	$5,835
4/6/2016	Barclays	200,000 EUR	1,907,266 NOK	$1,281
4/6/2016	Barclays	260,000 GBP	519,997 SGD	$7,604
4/6/2016	Citibank	350,000 EUR	$389,796	$8,599
4/6/2016	Citibank	160,000 GBP	322,565 CAD	$15,686

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
4/6/2016	JPMorgan	686,000 AUD	$479,526	$(9,230)
4/6/2016	JPMorgan	154,000 AUD	$107,658	$(2,063)
4/6/2016	JPMorgan	281,522 EUR	$305,807	$(808)
4/6/2016	JPMorgan	160,400 GBP	320,188 CAD	$13,372
4/6/2016	JPMorgan	160,000 GBP	319,389 CAD	$13,338
4/6/2016	JPMorgan	980,000 NZD	$634,694	$(9,544)
4/6/2016	JPMorgan	325,000 SGD	25,872,600 JPY	$(1,204)
4/6/2016	JPMorgan	$730,000	87,923,660 JPY	$50,792
4/6/2016	JPMorgan	$345,000	40,922,906 JPY	$18,409
4/6/2016	JPMorgan	$315,000	443,262 CAD	$12,622
4/6/2016	JPMorgan	$265,000	30,541,512 JPY	$6,219
4/6/2016	Morgan Stanley	400,000 AUD	394,697 CAD	$6,739
4/6/2016	Morgan Stanley	350,000 NZD	2,019,325 NOK	$1,896
5/23/2016	Bank of America	330,000 AUD	$232,541	$(2,092)
5/23/2016	Barclays	420,000 EUR	331,685 GBP	$3,669
5/23/2016	JPMorgan	180,000 EUR	$196,868	$525
5/23/2016	JPMorgan	100,000 EUR	924,260 SEK	$(768)
5/23/2016	JPMorgan	195,375 GBP	$292,554	$20,535
5/23/2016	JPMorgan	1,200,000 JPY	$10,246	$(425)
5/23/2016	JPMorgan	$530,000	61,521,896 JPY	$17,052
5/23/2016	JPMorgan	$510,000	59,942,901 JPY	$23,012
5/23/2016	JPMorgan	$350,000	42,777,717 JPY	$30,379
5/23/2016	JPMorgan	$160,000	19,560,328 JPY	$13,930
5/23/2016	Morgan Stanley	375,000 NZD	$245,098	$(779)
9/12/2016	JPMorgan	$500,000	56,621,225 JPY	$5,796
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$49,142
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $156,000 and $186,255, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $482,015, which represented 4.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $482,015, which represented 4.1% of total net assets.
3	Affiliated holding.
4	At February 29, 2016, the cost of investments for federal tax purposes was $12,046,666. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $425,499. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $177,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $602,888.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$5,126,684	$—	$5,126,684
Purchased Put Option	—	2,187	—	2,187
Investment Company[1]	—	6,492,296	—	6,492,296
TOTAL SECURITIES	$—	$11,621,167	$—	$11,621,167
Other Financial Instruments:[2]
Assets	$—	$298,265	$—	298,265
Liabilities	—	(249,123)	—	(249,123)
OTHER FINANCIAL INSTRUMENTS	$—	$49,142	$—	$49,142
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the NAV is not publically available.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar

Federated Managed Volatility Strategy Portfolio
Portfolio of Investments
February 29, 2016 (unaudited)
Contracts or Shares		Value
	PURCHASED CALL OPTIONS—0.1%
5	SPDR S&P 500 ETF Trust Strike Price $200.00, Expiration Date 6/17/2016	$2,038
20	SPDR S&P 500 ETF Trust Strike Price $210.00, Expiration Date 3/18/2016	40
	TOTAL	2,078
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $12,299)	2,078
	INVESTMENT COMPANIES—100.2%[1]
20,449	Emerging Markets Fixed Income Core Fund	697,259
533,133	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[2]	533,133
117,428	High Yield Bond Portfolio	675,212
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,956,097)	1,905,604
	TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $1,968,396)[3]	1,907,682
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(5,738)
	TOTAL NET ASSETS—100%	$1,901,944
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
5S&P 500 E-Mini Index Short Futures	5	$482,375	March 2016	$(741)
The average notional value of long and short futures contracts held by the Fund throughout the period was $361,745 and $87,718, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call options held by the Fund throughout the period was $8,812. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	At February 29, 2016, the cost of investments for federal tax purposes was $1,968,065. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $60,383. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,528 and net unrealized depreciation from investments for those securities having an excess of cost over value of $62,911.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
1

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Purchased Call Options	$2,078	$—	$—	$2,078
Investment Companies[1]	533,133	1,372,471	—	1,905,604
TOTAL SECURITIES	$535,211	$1,372,471	$—	$1,907,682
Other Financial Instruments:[2]
Assets	$—	$—	$—	$—
Liabilities	(741)	—	—	(741)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(741)	$—	$—	$(741)
1	Emerging Markets Fixed Income Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the “NAV”) is not publicly available.
2	Other financial instruments include futures contracts.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016